Fees Summary	May 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000,000
Previously Paid Amount	0
Total Fee Amount	$ 306,200
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,000,000,000 aggregate principal amount of 7.050% Perpetual Subordinated Contingent Convertible Securities (Callable During Any Optional Redemption Period).
Net Fee	$ 306,200
Narrative - Max Aggregate Offering Price	$ 2,000,000,000
Final Prospectus	true